Short-Term Borrowings - Schedule of Short-Term Borrowings (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		¥ 22,203,903	$ 3,158,989	¥ 10,497,682
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[1]	10,690,000	1,520,885	6,990,000
Bank of China Shenzhen Dafen Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[2]	5,000,000	711,359
Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[3]	3,513,903	499,929	3,507,682
Bank of China Shenzhen Longhua Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[4]	¥ 3,000,000	$ 426,816

[1]

On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) for a loan of RMB3,000,000 with a half-year term with an annual interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement for a loan of RMB3,000,000 with one year term and annual interest rate of 4.25%, due in March 2025. The loan was further renewed for another year in March 2025 with annual interest rate of 3.9%.

In June 2024, JYD DS entered into a series of loan agreements with ICBC for a loan of RMB 3,000,000 with annual interest rate of 4.25%, due in May 2025. During the year ended December 31, 2024, RMB10,000 was repaid and RMB2,990,000 was outstanding as of December 31, 2024. The loans were renewed for another year in May 2025 with annual interest rate of 3.8%.

In July 2024, JYD BG entered into a loan agreement with ICBC for a loan of RMB1,000,000 with annual interest rate of 4.25%, due in May 2025. The loan was fully repaid when it was due in 2025.

In January 2025, JYD NJWL entered into a loan agreement with ICBC for a loan of RMB4,700,000 (US$668,677) with an annual interest rate of 3.1%. The loan was not collateralized, and was guaranteed by JYD WLKJ, the legal representative of JYD NJWL and his wife. The loan was originally due in January 2026. On December 26, 2025, the loan was renewed for an additional one-year term at the same annual interest rate of 3.1%.

[2]	On September 30, 2025 and November 19, 2025, JYD WLKJ obtained two loans from Bank of China, Shenzhen Dafen Branch, in the principal amounts of RMB3,000,000 (US$426,815) and RMB2,000,000 (US$284,544), respectively. The loans bear interest at an annual rate of 2.90%, mature within one year, and are unsecured and are guaranteed by the legal representative of JYD WLKJ.
[3]

On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an annual interest rate of 6.5%. The loan was guaranteed by JYD WLKJ and was not secured by any collateral. The loan was fully repaid when it is due in November 2024.

On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD500,000 with an average interest rate of 6.23%. As of December 31, 2024, RMB3,507,682 was outstanding. During the year ended December 31, 2025, RMB1,905,769 (US$271,137) was withdrawn and RMB1,893,804 (US$269,435) was repaid. As of December 31, 2025, RMB3,513,903 (US$499,929) was outstanding.

[4]	On October 29, 2025, JYD RHTD entered into a loan agreement with Bank of China Shenzhen Longhua Branch for a loan of RMB3,000,000 (US$426,815). The loan bears interest at an annual rate of 2.90%, matures within one year, and is unsecured. The loan is guaranteed by the legal representative of JYD RHTD.